Current financial debt and derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of current financial debt and derivative instruments [abstract]
Current financial debt and derivative instruments
(USD millions)	2022	2021

Interest-bearing accounts of employees payable on demand [1]		1 814

Bank and other financial debt [2]	863	899

Commercial paper	2 772	893

Current portion of non-current financial debt	2 241	2 621

Derivative financial instruments	55	68

Total current financial debt and derivative financial instruments	5 931	6 295

[1] Weighted average interest rate 0.25% through September 30, 2022 (2021: 0.25%)
[2] Weighted average interest rate 9.7% (2021: 6.1%)